REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15,096	$ 14,369
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,200	8,569
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,091	6,765
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,109	1,804
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,932	3,894
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,919	3,879
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13	15
Operating segments | Cable | Internet
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,114	1,967
Operating segments | Cable | Television
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,442	1,501
Operating segments | Cable | Phone
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	363	411
Operating segments | Total Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,168	2,153
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (204)	$ (247)